Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ 135,601	¥ (60,563)	¥ 850,567
Less: Net gains (losses) recognized during the period on equity securities sold during the period	29,561	17,000	82,969
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ 106,040	¥ (77,563)	¥ 767,598